Label	Element	Value
The Merger Fund VL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Merger Fund® VL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Merger Fund® VL (the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the The Merger Fund® VL. The table does not include any fees or sales charges imposed under the variable contracts for which the Fund is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. Because Westchester Capital Management, LLC, the Fund’s investment subadviser (the “Subadviser”), typically seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Subadviser believes the merger-arbitrage strategy is designed to provide performance that normally has relatively low correlation with the performance of stock markets.
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. (To sell a security short, the Fund may borrow the security from a broker or other counterparty and sell it to a third party. The Fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) In addition, the Fund may enter into derivative transactions and purchase or sell other instruments of any kind for similar or other hedging purposes, duration management or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Subadviser may seek to hedge the Fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options or other derivative investments.
The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition.
The Fund may also invest in various types of corporate debt obligations, including defaulted securities and obligations of distressed issuers, as part of its merger-arbitrage strategy or for other investment purposes.
In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit and may invest in companies of any market capitalization. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others. To the extent that the Fund invests in shares of another investment company or ETF, the Fund bears its proportionate share of the expenses of the underlying investment company or ETF and is subject to the risks of the underlying investment company’s or ETF’s investments.
In making merger-arbitrage investments for the Fund, the Subadviser is generally guided by the following considerations:
securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the possibility of some type of merger or other significant corporate event within a reasonable period of time;

before an initial position is established, a preliminary analysis is made of the expected transaction to determine the probability and timing of a successful completion;

in deciding whether or to what extent to invest, the Subadviser evaluates, among other things, the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction;

the risk-reward characteristics of each arbitrage position are assessed on an ongoing basis, and the Fund’s holdings may be adjusted at any time; and

the Subadviser may invest the Fund’s assets in both negotiated, or “friendly,” reorganizations and non-negotiated, or “hostile,” takeover attempts, but in either case the Subadviser’s primary considerations include the Subadviser’s assessments of the likelihood that the transaction will be successfully completed and the investment’s risk-adjusted profile.

The Subadviser may sell securities at any time, including if the Subadviser’s evaluation of the risk/reward ratio is no longer favorable. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Subadviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund will strive to meet its investment objective, there is no assurance that it will do so, and it is not intended to be a complete investment program. The value of the Fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Fund and its ability to achieve its investment objective(s). The principal risks of investing in the Fund are:
Merger-Arbitrage and Event-Driven Risk.  Merger-arbitrage and event-driven investing involves the risk that the Subadviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative, or that the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.

Short Sales Risk.  Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Foreign Investing Risks.  Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Portfolio Turnover Risk.  The frequency of the Fund’s transactions will vary from year to year, though merger-arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover reduce the Fund’s performance. The Fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Credit Risk.  If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility, and the Fund may incur a loss greater than its principal investment.

Hedging Transactions Risk.  The Subadviser may not correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Market Volatility Risk.  The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

Call Risk.  A fixed-income security may be redeemed before maturity (“called”) below its current market price, and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Convertible Securities Risk.  The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security will be called for redemption at a time and/or price unfavorable to the Fund.

Counterparty Risk.  There is risk that a party upon whom the Fund relies to complete a transaction will default.

Distressed Securities Risk.   Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

High-Yield Fixed Income Securities (“Junk Bonds”) Risk.  Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Lower rated issuers are more likely to default and their securities could become worthless.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Leverage Risk.  When the Fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, the Fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the Fund’s value may increase.

Limited Distribution Risk.  The Fund’s shares may be offered only through a limited number of separate accounts of insurance companies. As a result, the Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If the Fund fails to achieve sufficient scale, it may be liquidated.

Liquidity Risk.  Certain securities may be difficult or impossible to sell at a time and price beneficial to the Fund.

Management Risk.  The success of any strategy employed by the Subadviser will depend upon, among other things, the Subadviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.

Options Risk.  When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. In addition, the Fund may earn premiums from writing call options.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the Fund, resulting in an adverse impact on remaining shareholders in the Fund by causing the Fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Special Purpose Acquisition Companies Risk.   SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund’s investments that supports your share value may decrease.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I shares (which prior to October 1, 2021 were known as “shares” without a class designation) performance from year to year over a ten-year period. The table following the bar chart shows how the Fund’s average annual returns for the 1-, 5- and 10-year and since inception periods compared with those of the ICE BofA US Treasury Bill 3-Month Index.
Messrs. Behren and Shannon, the Fund’s current portfolio managers, have served as co-portfolio managers of the Fund since January 2007. The performance results herein reflect the reinvestment of all dividends and distributions.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q4/2020:	4.63%	Worst Quarter:	Q1/2020:	-2.63%	Year to Date (3/31/2022)	0.25%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The ICE BofA US Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Updated performance information is available at virtus.com or by calling 800-367-5877.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/21)
The Merger Fund VL | ICE BofA US Treasury Bill 3-Month Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofA US Treasury Bill 3-Month Index (does not reflect fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.63%
The Merger Fund VL | The Merger Fund VL
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.11%	[1]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[1],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.57%	[1],[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	908
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,014
Annual Return 2012	rr_AnnualReturn2012	2.52%
Annual Return 2013	rr_AnnualReturn2013	3.88%
Annual Return 2014	rr_AnnualReturn2014	1.37%
Annual Return 2015	rr_AnnualReturn2015	(0.90%)
Annual Return 2016	rr_AnnualReturn2016	2.44%
Annual Return 2017	rr_AnnualReturn2017	2.56%
Annual Return 2018	rr_AnnualReturn2018	7.09%
Annual Return 2019	rr_AnnualReturn2019	6.17%
Annual Return 2020	rr_AnnualReturn2020	7.38%
Annual Return 2021	rr_AnnualReturn2021	1.08%
Label	rr_AverageAnnualReturnLabel	The Merger Fund® VL Class I shares (only share class) Return
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	3.33%

[1]	Prior to October 1, 2021, the Fund’s shares did not have a class designation; effective October 1, 2021, the Fund’s shares are referred to as Class I shares. The fees and expenses of Class I shares are the same as the fees and expenses of the shares prior to the change in designation.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Virtus Investment Advisers, Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund to the extent necessary to limit the annualized expenses of the Fund to 1.40% of the Fund’s average daily net assets. This expense limitation agreement will apply until September 30, 2023, unless it is terminated at an earlier time by the Board of Trustees. Following the two-year contractual period, the Adviser may discontinue the expense limitation arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.